Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 197,000	$ 69,000	$ 415,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	26,909,000	1,738,000	1,718,000
Treasury stock, shares	195,000	192,000	187,000
TRANSITCENTER, INC.
Allowance for doubtful accounts		1,063,153	1,255,903
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock, shares authorized	6,306,000	6,306,000	6,306,000
Redeemable convertible preferred stock, shares issued	5,882,000	5,882,000	5,882,000
Redeemable convertible preferred stock, shares outstanding		5,882,000	5,882,000
Redeemable convertible preferred stock, shares liquidation preference	24,999,000	24,999,000	24,999,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock, shares authorized	2,465,000	2,465,000	2,465,000
Redeemable convertible preferred stock, shares issued	2,465,000	2,465,000	2,465,000
Redeemable convertible preferred stock, shares outstanding		2,465,000	2,465,000
Redeemable convertible preferred stock, shares liquidation preference	15,998,000	15,998,000	15,998,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock, shares authorized	5,295,000	5,295,000	5,295,000
Redeemable convertible preferred stock, shares issued	5,295,000	5,295,000	5,295,000
Redeemable convertible preferred stock, shares outstanding		5,295,000	5,295,000
Redeemable convertible preferred stock, shares liquidation preference	21,179,000	21,179,000	21,179,000
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, liquidation preference	$ 31,916,000	$ 31,916,000	$ 31,916,000
Convertible preferred stock, shares authorized	26,392,000	26,392,000	26,392,000
Convertible preferred stock, shares outstanding		17,645,000	17,645,000